Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Bank Borrowings [Abstract]
Schedule of Bank Borrowings

As of December 31, 2025 and 2024, bank borrowings consisted of the following:

				Outstanding
	Nature of			principal amount
	banking		Amount of	as of December 31,
Bank facility Provider	facility	Tenor	banking facility	2025	2024
Shanghai Commercial Bank (“SCB”)	Revolving trade financing	Maximum 120 days	HK$35,000,000 (approximately $4,496,807)	$960,135	$1,761,048
SCB	Installment loan	Fully repayable by March 27, 2037 in monthly installments.	HK$33,545,132 (approximately $4,309,886)	3,200,106	3,416,955
DBS Bank (Hong Kong) Limited (“DBS”)	Account payable financing	Maximum 120 days	HK$10,500,000 (approximately $1,349,042) and further amended to HK$4,500,000 (approximately $578,161)	—	—
				4,160,241	5,178,003
Less: non-current portion				(2,986,935)	(3,225,899)
Bank borrowings, current				$1,173,306	$1,952,104

Schedule of Remaining Contractual Maturities of the Bank Borrowings

The table below summarizes the remaining contractual maturities of the bank borrowings as of December 31, 2025. The bank borrowings are categorized by the years in which repayments are due:

During the years ended December 31,
2026	$1,339,353
2027	379,218
2028	379,218
2029	379,218
2030 and after	2,749,331
Total repayments of bank loans	5,226,338
Less: imputed interest	(1,066,097)
Balance recognized as at December 31, 2025	$4,160,241